Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Net property and equipment consisted of the following (in thousands):

	December 31
	2011	2010
Building	$39,297	$39,003
Furniture and fixtures	17,249	15,846
Machinery and equipment	9,163	7,181
Computer equipment	65,331	54,940
Computer software	51,541	43,822
Leasehold improvements	18,615	15,438
Land	16,317	11,154
Construction in progress - building	6,427	—

	223,940	187,384
Less accumulated depreciation and amortization	(129,338)	(116,530)

Property and equipment, net	$94,602	$70,854

Total depreciation and amortization expense related to property and equipment was $15.4 million, $14.2 million and $15.4 million in 2011, 2010 and 2009, respectively.